Statements Of Financial Condition	Dec. 31, 2018 USD ($) $ / item	Dec. 31, 2017 USD ($) $ / item
ASSETS
Investments in U.S. Treasury notes - at fair value (amortized cost $21,617,368 and $43,712,747)	$ 21,603,382	$ 43,659,062
Net unrealized appreciation on open futures and forward currency contracts	4,054,099	1,183,274
Due from brokers	6,504,331	231,309
Cash denominated in foreign currencies (cost $6,909,914 and $10,692,888)	6,897,526	10,970,398
Total equity in trading accounts	39,059,338	56,044,043
INVESTMENTS IN U.S. TREASURY NOTES - at fair value (amortized cost $127,102,393 and $144,189,124)	127,073,001	143,988,170
CASH AND CASH EQUIVALENTS	11,323,714	23,212,966
ACCRUED INTEREST RECEIVABLE	300,240	505,305
TOTAL	177,756,293	223,750,484
LIABILITIES:
Subscriptions by Unitholders received in advance	75,000	1,420,900
Net unrealized depreciation on open forward currency contracts	318,490	4,213,545
Due to brokers	180,817	348,101
Accrued brokerage and custodial fees	713,459	942,175
Accrued management fees	48,716	47,179
Redemptions payable to Unitholders	1,542,051	3,468,963
Redemption payable to Managing Owner	68,133	1,308,811
Accrued expenses	95,879	155,246
Cash denominated in foreign currencies (cost $162,735 and $0)	165,502
Total liabilities	3,208,047	11,904,920
TRUST CAPITAL:
Total trust capital	174,548,246	211,845,564
TOTAL	177,756,293	223,750,484
Managing Owner Interest [Member]
TRUST CAPITAL:
Total trust capital	3,878,720	3,742,615
Series 1 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 130,410,857	$ 169,927,843
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING | $ / item	1,185.46	1,218.29
Series 2 Unitholders [Member]
TRUST CAPITAL:
Total trust capital
Series 3 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 31,842,823	$ 31,616,309
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING | $ / item	1,654.06	1,627.18
Series 4 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 7,485,965	$ 6,558,797
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING | $ / item	2,068.44	1,995.85
Series 5 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 929,881
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING | $ / item	1,589.56